Summary of Significant Accounting Policies - Schedule of Recurring Basis using Significant Unobservable Inputs (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 5,020,633	$ 9,079,966
Loss on change in fair value of convertible notes	(1,048,271)	21,166
Accrued interest	87,621	297,954
Cash repaid	(4,059,983)	(1,250,000)
Conversion of convertible notes		(3,128,453)
Ending balance		$ 5,020,633